COMMITMENTS AND CONTINGENCIES - Contractual Purchase Obligations (Details) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Contractual purchase obligations
2018	¥ 11,533
Advertising Services
Contractual purchase obligations
2018	7,483
Electronic equipment
Contractual purchase obligations
2018	¥ 4,050